Notes to the interim condensed consolidated statement of financial position - Other non-current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Notes to the interim condensed consolidated statement of financial position
Longterm deposit accounts		€ 9,000
Advance payments - non-current	€ 1,047	1,047
Security deposits		8
Other noncurrent assets	€ 1,047	€ 10,055